INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Allowance for doubtful accounts
Bonus accrual
Vacation accrual
Total current deferred tax assets (liabilities)
Goodwill - impaired	$ 2,903,618	$ 2,903,618
Goodwill - tax amortization	$ (4,478,850)	$ (3,967,742)
Depreciation
Net operating loss carryforward	$ 6,275,982	$ 6,975,124
Valuation allowance	$ (4,700,750)	$ (5,911,000)
Total long-term deferred tax assets (liabilities)
Net term deferred tax assets (liabilities)